PGIM Portfolio Ballast ETF Average Annual Total Returns		12 Months Ended	25 Months Ended		37 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	[2],[3]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	23.06%		19.99%	[1],[4]
Custom Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.37%			13.60%	[5]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		11.87%			13.14%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.90%			11.03%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.04%			9.42%
Performance Inception Date	Dec. 12, 2022

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.